Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 5 - LEASES

The Company’s leases includes the production sites, corporate headquarter, research lab center and car leases, which are all classified as operating leases. The car leases are generally for three years period and the payments are linked to the Israeli CPI. The Company’s ROU assets and lease liabilities were calculated using the initial CPI and will not be subsequently adjusted.

As collateral for part of the lease agreements, a restricted deposit was pledged in favor of the property owners. The balance of the restricted deposit as of December 31, 2024 amounted to $195, classified as current assets, and $118 classified as non-current asset.

To secure the terms of the car lease agreements, the Company has made certain prepayments to the leasing company, representing approximately three months of lease payments.

Operating leases cost for space and cars for the years ended December 31, 2024, 2023 and 2022 totaled $881, $775, and $645, respectively.

The operating lease costs include variable lease payments of $77, $52, and $24 in 2024, 2023 and 2022, respectively.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2024	2023
Operating cash flows from operating leases	$941	$809

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2024	2023
Operating Leases
Operating lease right-of-use assets	$2,991	$3,070

Current lease liabilities	$806	$624
Non-current lease liabilities	2,275	2,535
Total lease liabilities	$3,081	$3,159

Weighted Average Remaining Lease Term
Operating leases	4.25 years	5.14 years

Weighted Average Discount Rate
Operating leases	7.77%	7.46%

As of December 31, 2024, the maturities of lease liabilities were as follows:

Operating leases
Year ending December 31,
2025	$926
2026	831
2027	776
2028	765
2029	325
Thereafter	-
Total undiscounted lease payments	3,623
Less – imputed interests	(542)
Present value of lease liabilities	$3,081